Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Intangible Assets
Goodwill and Other Intangible Assets
The change in carrying amount of goodwill by business segment including discontinued operations associated with the Company's former Harland Financial Solutions segment for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Harland Clarke	Harland Financial Solutions	Scantron	Faneuil	Total
Predecessor
Balance at December 31, 2010	$785.2	$452.2	$228.4	$61.0	$1,526.8
2010 acquisitions	—	(1.4)	(1.4)	—	(2.8)
2011 acquisition	—	—	90.2	—	90.2
Impairment	—	—	(102.2)	—	(102.2)
Effect of exchange rate changes	—	(0.2)	—	—	(0.2)
Balance at December 21, 2011	785.2	450.6	215.0	61.0	$1,511.8
Successor
Change in ownership	(785.2)	(450.6)	(215.0)	(61.0)	(1,511.8)
MacAndrews Acquisition	415.0	281.8	40.1	8.7	745.6
Faneuil balance at date of common control	—	—	—	13.0	13.0
Balance at December 31, 2011	415.0	281.8	40.1	21.7	758.6
MacAndrews Acquisition	2.0	0.8	—	—	2.8
Effect of exchange rate changes	—	0.1	0.1	—	0.2
Balance at December 31, 2012	$417.0	$282.7	$40.2	$21.7	$761.6

Useful lives, gross carrying amounts and accumulated amortization for other intangible assets are as follows:

		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
		December 31,		December 31,		December 31,
	Useful Life (in years)	2012	2011	2012	2011	2012	2011
Amortized intangible assets:
Customer relationships	3 - 19	$1,528.0	$1,528.0	$132.7	$12.3	$1,395.3	$1,515.7
Trademarks and tradenames	15 - 25	101.4	101.4	5.3	0.1	96.1	101.3
Software	3 - 9	56.5	42.2	13.1	1.0	43.4	41.2
		1,685.9	1,671.6	151.1	13.4	1,534.8	1,658.2
Indefinite-lived intangible assets:
Tradename		0.8	0.8	—	—	0.8	0.8
Total other intangible assets		$1,686.7	$1,672.4	$151.1	$13.4	$1,535.6	$1,659.0

Amortization expense was $137.7, $4.1, $117.5 and $109.0 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively. These amounts include amortization expense for discontinued operations of $29.3, $0.9, $21.6 and $23.4 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively. See Note 1 for a discussion of the effect on amortization expense of the revaluation of the Company's assets as a result of the MacAndrews Acquisition. Amortization expense includes amortization of software of $12.1, $0.4, $9.0 and $9.1 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively. These amounts include amortization of software for discontinued operations of $10.7, $0.3, $7.1 and $8.2 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively.
Estimated aggregate amortization expense for intangible assets through December 31, 2017 is as follows:

Year ending December 31, 2013	$128.9
Year ending December 31, 2014	120.8
Year ending December 31, 2015	112.7
Year ending December 31, 2016	101.5
Year ending December 31, 2017	97.0

During 2012, the Company recorded a non-cash impairment charge of $0.1 for the former Harland Financial Solutions segment related to software that was determined to have limited future use. The impairment charge was included in discontinued operations in the accompanying consolidated statements of operations.
As a result of the 2011 step one annual impairment test for goodwill, the Company determined the estimated fair value of the Scantron reporting unit was less than its carrying value primarily due to declines in projected revenues and margins and a higher discount rate. This required the Company to perform the second step of the test and hypothetically allocate the estimated fair value to Scantron's assets and liabilities with the unallocated fair value representing the implied fair value of Scantron's goodwill. As a result of this analysis, a non-cash impairment charge of $102.2 was recorded for the Scantron segment in the fourth quarter of 2011 based on the implied fair value of Scantron's goodwill being less than its carrying value. The Company also performed the 2011 annual impairment test for indefinite-lived tradenames and determined the estimated fair value of the Scantron tradename was less than its carrying value primarily due to declines in projected revenues and margins and a higher discount rate. As a result of this impairment and changes in Scantron's branding strategy, the useful life of the Scantron tradename was reassessed and determined to no longer be indefinite. The Company determined the estimated economic life for the Scantron tradename is 15 years. A non-cash impairment charge of $4.2 was recorded for the Scantron segment in the fourth quarter of 2011 based on the estimated fair value of the Scantron tradename being less than its carrying value and the reclassification of the useful life from an indefinite life to an estimated economic life of 15 years. In addition to the impairment charges resulting from the annual impairment tests, the Company recorded non-cash impairment charges of $2.7 and $1.9 during 2011 for the Faneuil and Scantron segments related to software that was determined to have limited future use.
All of these impairment charges were included in asset impairment charges in the accompanying consolidated statements of operations. The impairment charges did not affect consolidated cash flows, current liquidity, capital resources or covenants under existing credit facilities.